12 Months Ended
Jul. 01, 2015
Supplement dated September 23, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Marsico Global Fund	7/1/2015
Effective on or about November 30, 2015 (the Effective Date), Marsico Capital Management, LLC no longer serves as the subadviser to the Fund and Columbia Management Investment Advisers, LLC provides day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name will change to Columbia Select Global Growth Fund. Accordingly, on the Effective Date, all references in the prospectus to Columbia Marsico Global Fund are deleted and replaced with Columbia Select Global Growth Fund. In addition, the following changes are hereby made in the Fund’s prospectus:
As of the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of companies organized or located outside of the United States or doing business outside of the United States (unless market conditions are not deemed favorable by the portfolio managers, in which case the Fund generally will invest at least 30% of net assets in such foreign securities). The Fund normally invests in common stocks and may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in companies from at least three different countries, including the United States, and may invest in companies operating in, or economically tied to, emerging market countries.
The Fund may invest without limit in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. These securities may be publicly traded in the United States or in foreign markets or both, and may be bought and sold in a foreign currency that the Fund may or may not also hold. The portfolio managers generally select foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or other considerations. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector, the health care sector and the information technology and technology-related sectors. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies and securities with more aggressive growth characteristics that may offer higher potential growth than the overall market.
The Fund may invest in derivatives, including forward foreign currency contracts, for hedging purposes.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
As of the Effective Date, the information under the caption "Principal Risks” in the "Summary of the Fund" section is hereby revised to add the following:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk. Investment in these instruments also subjects the Fund to counterparty risk. The Fund’s strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
As of the Effective Date, in addition to comparing its performance to that of the MSCI All Country World Index (Net), the Fund compares its performance to that of the MSCI All Country World Growth Index (Net) and the following information is added to the table of Average Annual Total Returns After Applicable Sales Charges, under the caption "Performance Information” in the "Summary of the Fund" section:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
	1 Year	5 Years	Life of Fund
MSCI All Country World Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	5.43%	10.07%	4.27%